Offerings - Offering: 1	Nov. 06, 2025 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,025,000
Proposed Maximum Offering Price per Unit | $ / shares	15.05
Maximum Aggregate Offering Price	$ 15,426,250
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,130.37
Offering Note	Amount to be registered consists of 1,025,000 additional shares of Registrant’s Common Stock, $0.01 par value per share, to be issued pursuant to the grant or exercise of awards to participants under the Matrix Service Company 2026 Stock and Incentive Compensation Plan (the “2020 Plan”). Pursuant to Rule 416(c) under the Securities Act of 1933, as amended, this Registration Statement also includes an indeterminable number of additional shares that may become issuable in accordance with the adjustment and anti-dilution provisions of the 2020 Plan.
Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price have been determined on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on the NASDAQ Global Select Market on November 3, 2025.